MINING MACHINES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Mining Machines [Abstract]
Beginning balance	$ 154,860
Ending balance	196,749	$ 139,336
Cost [Member]
Mining Machines [Abstract]
Beginning balance	252,929	196,886
Additions	62,167	21,156
Disposals	(785)	(84)
Ending balance	315,643	217,958
Accumulated Depreciation [Member]
Mining Machines [Abstract]
Beginning balance	(98,069)	(58,250)
Charge for the period	(21,392)	(20,376)
Disposals	567	4
Ending balance	(118,894)	(78,622)
Mining Asset [Member]
Mining Machines [Abstract]
Ending balance	55,126	47,295
Mining Asset [Member] | Cost [Member]
Mining Machines [Abstract]
Beginning balance	168,513	122,203
Additions	1,136	31,402
Disposals		(6,185)
Ending balance	169,649	147,420
Mining Asset [Member] | Accumulated Depreciation [Member]
Mining Machines [Abstract]
Beginning balance	(104,935)	(94,399)
Charge for the period	(9,487)	(11,208)
Disposals		5,583
Ending balance	(114,422)	(100,024)
Mining Asset [Member] | Impairment [Member]
Mining Machines [Abstract]
Beginning balance	(101)	(101)
Ending balance	$ (101)	$ (101)